Escrow (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Escrow Abstract
Schedule of escrow

	December 31, 2023	December 31, 2022

Escrow from IPO	$—	$96,932
Escrow from other financing activities	52,187,762	4,800,000
Total escrow	$52,187,762	$4,896,932
Allowance for expected credit losses	—	—
Total Escrow, net	$52,187,762	$4,896,932